13. Stockholders Deficit (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Stockholders Deficit Details 1
Exercise price | $ / shares	$ 0.375
Expected dividends | $	$ 0
Expected volatility	150.00%
Risk free interest rate	1.76%
Expected term	5 years